UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        11/16/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              86

Form 13F Information Table Value Total:  $166,162,257.62
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ----------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------ ----------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
NuStar Energy LP                     Com               67058h102     178848     3450          SOLE                  3450      0    0
Covidien PLC                         Com               g2554f105  212493.12     4912          SOLE                  4912      0    0
Pembina Pipeline                     Com               706329109  227072.23    15770          SOLE                 15770      0    0
Public Storage Series M (c010912@25) Com               74460d232   227230.5    10050          SOLE                 10050      0    0
Franklin Electric                    Com               353514102   228372.4     7960          SOLE                  7960      0    0
L-1 Identity Solutions               Com               50212A106   234933.9    33610          SOLE                 33610      0    0
United Technologies                  Com               913017109  240368.85     3945          SOLE                  3945      0    0
Markel Corp 7.50% PFD (c082211)      Com               570535203  251519.04     9600          SOLE                  9600      0    0
US Bancorp                           Com               902973304   270408.2    12370          SOLE                 12370      0    0
Boston Beer Co - Cl A                Com               100557107     290151     7825          SOLE                  7825      0    0
Copano Energy                        Com               217202100     310310    17050          SOLE                 17050      0    0
Tidewater                            Com               886423102  315738.45     6705          SOLE                  6705      0    0
Comcast Corp 7.00% Pfd (c091511@25)  Com               20030n408   320743.2    12840          SOLE                 12840      0    0
Temple Inland                        Com               879868107     328400    20000          SOLE                 20000      0    0
BB&T Capt Trust VI 9.6% 08/01/64     Com               05531b201     335650    12250          SOLE                 12250      0    0
Series B
Key Energy Services                  Com               492914106     362442    41660          SOLE                 41660      0    0
Xilinx                               Com               983919101     363010    15500          SOLE                 15500      0    0
Enterprise Products Partners         Com               293792107   412905.6    14580          SOLE                 14580      0    0
Calpine                              Com               131347304   428025.6    37155          SOLE                 37155      0    0
M&T Capital Trust IV 8.50% PFD       Com               55292c203  440952.12    16779          SOLE                 16779      0    0
(c013113)
Celgene                              Com               151020104     487448     8720          SOLE                  8720      0    0
BE Aerospace                         Com               073302101   497659.4    24710          SOLE                 24710      0    0
Genzyme Corp                         Com               372917104   502060.5     8850          SOLE                  8850      0    0
BorgWarner                           Com               099724106   514268.7    16995          SOLE                 16995      0    0
Wesco Financial                      Com               950817106   523078.5     1607          SOLE                  1607      0    0
Joy Global                           Com               481165108   524636.8    10720          SOLE                 10720      0    0
HCC Insurance                        Com               404132102  529085.75    19345          SOLE                 19345      0    0
Wells Fargo Cap VII                  Com               94979b204   534037.5    25250          SOLE                 25250      0    0
5.85%(050133)(cNow)
General Electric                     Com               369604103  561005.72    34166          SOLE                 34166      0    0
St Jude Medical                      Com               790849103   588270.8    15080          SOLE                 15080      0    0
American Express                     Com               025816109   655761.6    19344          SOLE                 19344      0    0
Metabolix                            Com               591018809   721244.8    70160          SOLE                 70160      0    0
Nabors Industries                    Com               G6359f103     732545    35050          SOLE                 35050      0    0
Hershey                              Com               427866108   743197.5    19125          SOLE                 19125      0    0
Marathon Oil                         Com               565849106   748214.5    23455          SOLE                 23455      0    0
Waters                               Com               941848103  814047.78    14573          SOLE                 14573      0    0
Royal Dutch Shell Cl-A ADR           Com               780259206     829255    14500          SOLE                 14500      0    0
EOG Resources                        Com               26875p101  860403.53    10303          SOLE                 10303      0    0
Western Gas Partners LP              Com               958254104     865176    48880          SOLE                 48880      0    0
Tractor Supply                       Com               892356106   884633.4    18270          SOLE                 18270      0    0
Isis Pharmaceuticals                 Com               464330109   896637.8    61540          SOLE                 61540      0    0
FMC Corp                             Com               302491303  901406.25    16025          SOLE                 16025      0    0
Itron                                Com               465741106  1064082.6    16590          SOLE                 16590      0    0
Stryker                              Com               863667101  1195717.6    26320          SOLE                 26320      0    0
Symantec                             Com               871503108 1207498.05    73315          SOLE                 73315      0    0
NorthWestern Corp                    Com               668074305  1339008.3    54810          SOLE                 54810      0    0
Bruker                               Com               116794108  1489105.2   139560          SOLE                139560      0    0
Google Cl A                          Com               38259p508 1507879.85     3041          SOLE                  3041      0    0
Life Technologies                    Com               53217v109  1529726.1    32862          SOLE                 32862      0    0
Goldman Sachs                        Com               38141g104    1555914     8440          SOLE                  8440      0    0
Medtronic                            Com               585055106    1709360    46450          SOLE                 46450      0    0
Dow Chemical                         Com               260543103  1719055.8    65940          SOLE                 65940      0    0
American Tower Corp Cl A             Com               029912201    1765582    48505          SOLE                 48505      0    0
Teva Pharmaceutical ADR              Com               881624209  1815862.4    35915          SOLE                 35915      0    0
Greenlight Capital                   Com               G4095J109    1837982    97765          SOLE                 97765      0    0
Varian Medical Systems               Com               92220p105  1856247.8    44060          SOLE                 44060      0    0
Texas Instruments                    Com               882508104  1955135.7    82530          SOLE                 82530      0    0


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ----------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------ ----------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
CVS                                  Com               126650100  2111876.6    59090          SOLE                 59090      0    0
BB&T                                 Com               054937107    2131530    78250          SOLE                 78250      0    0
Sysco                                Com               871829107  2132378.5    85810          SOLE                 85810      0    0
Cameron International                Com               13342B105 2429594.62    64241          SOLE                 64241      0    0
Monsanto                             Com               61166w101    2616120    33800          SOLE                 33800      0    0
Canadian Natural Resources           Com               136385101  2619066.2    38980          SOLE                 38980      0    0
Nokia ADR                            Com               654902204  2696878.3   184465          SOLE                184465      0    0
Schlumberger                         Com               806857108  2759301.2    46297          SOLE                 46297      0    0
Altera                               Com               021441100  3128390.3   152530          SOLE                152530      0    0
Qualcomm                             Com               747525103  3278817.1    72895          SOLE                 72895      0    0
Sempra Energy                        Com               816851109 3482416.34    69914          SOLE                 69914      0    0
Diageo PLC-Sponsored ADR             Com               25243q205 3559963.55    57895          SOLE                 57895      0    0
Vodafone PLC ADR                     Com               92857w209  3594712.5   159765          SOLE                159765      0    0
Wal-Mart                             Com               931142103 3657941.35    74515          SOLE                 74515      0    0
Halliburton                          Com               406216101  3835581.6   141430          SOLE                141430      0    0
Coca Cola                            Com               191216100  3926812.5    73125          SOLE                 73125      0    0
Rogers                               Com               775109200    4391727   155735          SOLE                155735      0    0
Emerson Electric                     Com               291011104    4460904   111300          SOLE                111300      0    0
Applied Materials                    Com               038222105 4601074.26   343877          SOLE                343877      0    0
3M                                   Com               88579Y101    5036112    68240          SOLE                 68240      0    0
Procter & Gamble                     Com               742718109  5136635.2    88685          SOLE                 88685      0    0
Microsoft                            Com               594918104    5241093   203775          SOLE                203775      0    0
Wells Fargo                          Com               949746101  5275014.2   187190          SOLE                187190      0    0
Johnson & Johnson                    Com               478160104 5806957.52    95368          SOLE                 95368      0    0
Pepsico                              Com               713448108 5820655.82    99227          SOLE                 99227      0    0
Berkshire Hathaway Cl B              Com               084670207    6114320     1840          SOLE                  1840      0    0
Cisco                                Com               17275R102 6229437.28   264632          SOLE                264632      0    0
Novartis AG ADR                      Com               66987v109  6460731.2   128240          SOLE                128240      0    0
Exxon Mobil                          Com               30231g102 9184409.04   133864          SOLE                133864      0    0